Goodwill and Intangible Assets, net	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, net

9. Goodwill and Intangible Assets, net

The changes in the carrying amount of goodwill for the nine months ended September 30, 2013 are as follows:

Balance as of December 31, 2012	$—
Acquisitions	13,846

Balance as of September 30, 2013	$13,846

No goodwill or accumulated impairment losses existed as of December 31, 2012. There are no accumulated impairment losses as of September 30, 2013.

Intangible assets consist of the following at September 30, 2013:

	Gross Carrying Amount	Accumulated Amortization	Net

Patents and related technologies	$34,342	$(6,979)	$27,363
In-process research and development	14,900	—	14,900

Total	$49,242	$(6,979)	$42,263

Intangible assets consist of the following at December 31, 2012:

	Gross Carrying Amount	Accumulated Amortization	Net

Patents and related technologies	$34,342	$(4,851)	$29,491
Favorable rent asset	646	(631)	15

Total	$34,988	$(5,482)	$29,506

Amortization expense was $709 and $756 for the three months ended September 30, 2013 and 2012, respectively, and $2,143 and $2,270 for the nine months ended September 30, 2013 and 2012, respectively. At September 30, 2013, the weighted average useful life for patents and related technology was 12.4 years.

8. Intangible Assets, net

Intangible assets consist of the following at December 31, 2012:

	Gross Carrying Amount	Accumulated Amortization	Net

Patents and related technologies	$34,342	$(4,851)	$29,491
Favorable rent asset	646	(631)	15

Total	$34,988	$(5,482)	$29,506

Intangible assets consist of the following at December 31, 2011:

	Gross Carrying Amount	Accumulated Amortization	Net

Patents and related technologies	$34,342	$(2,014)	$32,328
Favorable rent asset	646	(441)	205

Total	$34,988	$(2,455)	$32,533

Amortization expense was $3,027 and $1,260 for the years ended December 31, 2012 and 2011, respectively. At December 31, 2012, the weighted average useful life for patents and related technology was 12.4 years and the useful life for the favorable rent asset was 3.4 years. Total amortization expense is estimated to be $2,853 for 2013, $2,641 for each year from 2014 through 2017, and $16,098 for the cumulative period thereafter.